Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 114	£ 129
Other	2,387	2,472
Other liabilities	£ 2,501	£ 2,601